STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of significant accounting policies
Reversal of impairment loss	$ 0	$ 0	$ 0
Capitalisation of borrowing cost	1,500	1,400
Wrote off deferred borrowing costs	$ 2,428
Vesting period	3 years
Contractual obligations related to non-cancelable leases	$ 9,100
Bottom of range
Statement of significant accounting policies
Asset depreciation (as a percent)	5.00%
Measurement period	1 year
Top of range
Statement of significant accounting policies
Asset depreciation (as a percent)	33.00%
Measurement period	3 years
Other provision
Statement of significant accounting policies
Other provisions	$ 1,990	$ 3,316	$ 6,025